SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET REVENUES
Total net revenues		$ 5,158,509	$ 5,284,823	$ 4,519,396
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,477,906	1,422,769	1,087,517
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(60,778)	(51,661)	(34,403)
Pre-opening costs		(37,369)	(2,274)	(3,883)
Development costs		(23,029)	(31,115)	(95)
Amortization of gaming subconcession		(56,809)	(57,237)	(57,237)
Amortization of land use rights		(22,646)	(22,817)	(22,816)
Depreciation and amortization		(484,621)	(460,521)	(472,219)
Land rent to Belle		(3,001)	(3,143)	(3,327)
Share-based compensation		(25,143)	(17,305)	(18,487)
Property charges and other		(29,147)	(31,616)	(5,298)
Net (gain) loss on disposal of property and equipment		(1,518)	(5,409)	8,509
Corporate and Other expenses		(108,527)	(137,468)	(114,770)
Total operating costs and expenses		(851,070)	(815,157)	(724,401)
OPERATING INCOME		626,836	607,612	363,116
NON-OPERATING INCOME (EXPENSES)
Interest income		5,471	3,579	5,951
Interest expenses, net of capitalized interest		(264,880)	(255,764)	(271,912)
Loan commitment and other finance fees		(4,630)	(6,079)	(7,451)
Foreign exchange (losses) gains, net		(9,612)	12,783	7,356
Other income, net		3,682	5,282	3,572
Loss on extinguishment of debt		(3,461)	(49,337)	(17,435)
Costs associated with debt modification		0	(2,793)	(8,101)
Total non-operating expenses, net		(273,430)	(292,329)	(288,020)
INCOME BEFORE INCOME TAX		353,406	315,283	75,096
INCOME TAX CREDIT (EXPENSE)		445	10	(8,178)
Net income		353,851	315,293	66,918
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(2,336)	31,709	108,988
Net income attributable to Melco Resorts & Entertainment Limited		351,515	347,002	175,906
Corporate and Other [Member]
NET REVENUES
Total net revenues		48,785	38,451	39,540
Belle Corporation [Member]
OPERATING COSTS AND EXPENSES
Net (gain) loss on disposal of property and equipment		0	0	8,134
Macau [Member]
NET REVENUES
Total net revenues		4,496,776	4,597,096	3,988,621
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,208,706	1,187,750	927,181
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		113,432	121,250	120,491
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	21,490	26,639	23,789
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		471,292	446,132	439,127
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	55,547	20,671	5,116
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		2,543,652	2,666,309	2,590,824
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	756,381	804,872	742,291
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		1,368,400	1,363,405	838,179
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	375,288	335,568	155,985
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		612,948	649,276	491,235
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 269,200	$ 235,019	$ 160,336

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Group uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.